INTANGIBLE ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Intangible assets disclosures
Intangible assets	¥ 15,204	¥ 15,215
Less: accumulated amortization	(2,244)	(1,959)
Net book value	12,960	13,256
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	11,764	11,776
Net book value - intangible assets not subject to amortization	11,764	11,776
Others
Intangible assets disclosures
Intangible assets not subject to amortization	159	158
Net book value - intangible assets not subject to amortization	159	158
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	1,872	1,872
Less: accumulated amortization	(1,342)	(1,176)
Net book value - intangible assets to be amortized	530	696
Technology
Intangible assets disclosures
Intangible assets to be amortized	610	610
Less: accumulated amortization	(588)	(541)
Net book value - intangible assets to be amortized	22	69
Others
Intangible assets disclosures
Intangible assets to be amortized	799	799
Less: accumulated amortization	(314)	(242)
Net book value - intangible assets to be amortized	¥ 485	¥ 557